FAIR VALUE HIERARCHY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
FAIR VALUE HIERARCHY
Schedule of financial assets and liabilities by classes that are carried at fair value

	As of December 31, 2023
	Quoted prices in		Significant
	active markets for	Significant other	unobservable
	identical instruments	observable inputs	inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	VND million	VND million	VND million	VND million
Financial assets:
Financial assets at fair value through profit or loss
– Derivative assets – cross-currency interest rate swaps contracts (i)	—	—	614,134	614,134
– Other investments	—	—	918,040	918,040
In which:
Non-current portion	—	—	984,164	984,164
Current portion	—	—	548,010	548,010
As of December 31, 2023	—	—	1,532,174	1,532,174
Financial liabilities:
Financial liabilities at fair value through profit or loss
– Financial liabilities in respect of DPS2 (Note 14)	—	—	18,258,063	18,258,063
– Convertible debenture (Note 15)	—	—	1,190,475	1,190,475
– Warrant liability (Note 14)	137,057	—	—	137,057
In which:
Non-current portion	137,057	—	—	137,057
Current portion	—	—	19,448,538	19,448,538
As of December 31, 2023	137,057	—	19,448,538	19,585,595

	As of June 30, 2024
	Quoted prices in		Significant
	active markets for	Significant other	unobservable
	identical instruments	observable inputs	inputs	Total	Total
	(Level 1)	(Level 2)	(Level 3)
	VND million	VND million	VND million	VND million	USD
Financial assets:
Financial assets at fair value through profit or loss
– Derivative assets – cross-currency interest rate swaps contract (i)	—	—	872,857	872,857	35,979,266
– Other investments	—	—	918,040	918,040	37,841,715
In which:
Non-current portion	—	—	918,040	918,040	37,841,715
Current portion	—	—	872,857	872,857	35,979,266
As of June 30, 2024	—	—	1,790,897	1,790,897	73,820,981
Financial liabilities:
Financial liability at fair value through profit or loss
– Financial liabilities in respect of DPS2 (Note 14)	—	—	20,383,289	20,383,289	840,201,525
– Convertible debenture (Note 15)	—	—	1,299,472	1,299,472	53,564,386
– Warrant liability (Note 14)	42,298	—	—	42,298	1,743,528
In which:
Non-current portion	42,298	—	—	42,298	1,743,528
Current portion	—	—	21,682,761	21,682,761	893,765,911
As of June 30, 2024	42,298	—	21,682,761	21,725,059	895,509,439

	As of December 31, 2022
	Quoted prices in		Significant
	active markets for	Significant other	unobservable
	identical instruments	observable inputs	inputs	Total
	(Level 1)	(Level 2)	(Level 3)(*)
	VND million	VND million	VND million	VND million
Financial assets:
Financial assets at fair value through profit or loss
- Derivative assets — cross-currency interest rate swaps contracts (i)	—	—	1,229,050	1,229,050
In which:
Non-current portion	—	—	696,332	696,332
Current portion	—	—	532,718	532,718
At December 31, 2022	—	—	1,229,050	1,229,050
Financial liabilities:
Financial liabilities at fair value through profit or loss
- Long-term financial liabilities in respect of DPS2 (Note 21)	—	—	15,180,723	15,180,723
At December 31, 2022	—	—	15,180,723	15,180,723

(*) There were no transfers into or out of Level 3 of the fair value hierarchy during the year ended December 31, 2022.

	As of December 31, 2023
	Quoted prices in		Significant
	active markets for	Significant other	unobservable
	identical instruments	observable inputs	inputs	Total	Total
	(Level 1)	(Level 2)	(Level 3)(*)
	VND million	VND million	VND million	VND million	USD
Financial assets:
Financial assets at fair value through profit or loss
- Derivative assets — cross-currency interest rate swaps contracts (i)	—	—	614,134	614,134	25,732,590
In which:
Non-current portion	—	—	66,124	66,124	2,770,636
Current portion	—	—	548,010	548,010	22,961,954
At December 31, 2023	—	—	614,134	614,134	25,732,590
Financial liabilities:
Financial liabilities at fair value through profit or loss
- Financial liabilities in respect of DPS2 (Note 21)	—	—	18,258,063	18,258,063	765,024,009
- Warrant liability (Note 21)	137,057	—	—	137,057	5,742,772
In which:
Non-current portion	137,057	—	—	137,057	5,742,772
Current portion	—	—	18,258,063	18,258,063	765,024,009
At December 31, 2023	137,057	—	18,258,063	18,395,120	770,766,781

(*) There were no transfers into or out of Level 3 of the fair value hierarchy during the year ended December 31, 2023.

Schedule of reconciliations of significant assets and liabilities categorized within Level 3 under the fair value hierarchy

		Net change in unrealized
		fair value recognized in
	As of	consolidated statements	As of
	January 1, 2023	of operations	June 30, 2023
	VND million	VND million	VND million
Financial assets:
Financial assets at fair value through profit or loss
– Derivative asset – cross-currency interest rate swaps contract (i)	1,229,050	(479,011)	750,039
– Other investments	—	—	—
In which:
Non-current portion	696,332	(386,718)	309,614
Current portion	532,718	(92,293)	440,425
Financial liabilities:
Financial liability at fair value through profit or loss
– Financial liabilities in respect of DPS2 (Note 14)	15,180,723	902,860	16,083,583
In which:
Non-current portion	15,180,723	902,860	16,083,583
Current portion	—	—	—

		Net change in unrealized
	As of	fair value recognized in	As of	As of
	January 1,	consolidated statements	June 30,	June 30,
	2024	of operations	2024	2024
	VND million	VND million	VND million	USD
Financial assets:
Financial assets at fair value through profit or loss
– Derivative asset – cross-currency interest rate swaps contract (i)	614,134	258,723	872,857	35,979,266
– Other investments	918,040	—	918,040	37,841,715
In which:
Non-current portion	984,164	(66,124)	918,040	37,841,715
Current portion	548,010	324,847	872,857	35,979,266
Financial liabilities:
Financial liability at fair value through profit or loss
– Financial liabilities in respect of DPS2 (Note 14)	18,258,063	2,125,226	20,383,289	840,201,525
– Convertible debenture (Note 15)	1,190,475	108,997	1,299,472	53,564,386
– Warrant liability (Note 14)	137,057	(94,759)	42,298	1,743,528
In which:
Non-current portion	137,057	(94,759)	42,298	1,743,528
Current portion	19,448,538	2,234,223	21,682,761	893,765,911
(i)	The Group entered into non-transferable cross-currency interest rate swap (“CCIRS”) contracts with financial institutions for syndicated loans No.1 and No.2. Under the terms of the CCIRS contracts, the maximum Group will receive floating interests based on outstanding USD notional amount every interest payment date, and in turn will pay fixed interest for such loans based on the outstanding VND notional amount. In addition, at each principal repayment date, the Group will pay a fixed amount in VND based on the USD-VND exchange rate for such loans at inception of the CCIRS for receiving notional amount in USD with the financial institutions. The outstanding notional amounts of the Group’s derivative instruments were equal the carrying value of syndicated loans No. 1 and No. 2 as disclosed in Note 8.

			Net change in unrealized
	As of	Initial recognition	fair value recognized in	As of
	January 1,	during	consolidated statements	December 31,
	2022	the year	of operations	2022
	VND million	VND million	VND million	VND million
Financial assets:
Financial assets at fair value through profit or loss
- Derivative asset — cross-currency interest rate swaps contract (i)	5,291	—	1,223,759	1,229,050
In which:
Non-current portion	5,291	—	691,041	696,332
Current portion	—	—	532,718	532,718
Financial liabilities:
Financial liability at fair value through profit or loss
- Financial liabilities in respect of DPS2 (Note 21)	—	13,995,359	1,185,364	15,180,723
- Derivative liabilities — cross-currency interest rate swaps contract(i)	2,003,184	—	(2,003,184)	—
In which:
Non-current portion	891,711	13,995,359	293,653	15,180,723
Current portion	1,111,473	—	(1,111,473)	—

	As of	Net change in		As of	As of
	January 1,	fair value		December 31,	December 31,
	2023	during the year	Reclassification	2023	2023
	VND million	VND million	VND million		USD
Financial assets:
Financial assets at fair value through profit or loss
- Derivative asset — cross-currency interest rate swaps contract (i)	1,229,050	(614,916)	—	614,134	25,732,590
In which:
Non-current portion	696,332	(630,208)	—	66,124	2,770,636
Current portion	532,718	15,292	—	548,010	22,961,954
Financial liabilities:
Financial liability at fair value through profit or loss
- Financial liabilities in respect of DPS2 (Note 21)	15,180,723	3,077,340	—	18,258,063	765,024,009
In which:
Non-current portion	15,180,723	3,077,340	(18,258,063)	—	—
Current portion	—	—	18,258,063	18,258,063	765,024,009
(i)	The Group entered into non-transferable cross-currency interest rate swap (“CCIRS”) contracts with financial institutions for syndicated loans No.1, No.2, and No.3. Under the terms of the CCIRS contracts, the Group will receive floating interests based on outstanding USD notional amount every interest payment date, and in turn will pay fixed interest for such loans based on the outstanding VND notional amount. In addition, at each principal repayment date, the Group will pay a fixed amount in VND based on the USD-VND exchange rate for such loans at inception of the CCIRS for receiving a notional amount in USD with the financial institutions. The CCIRS contract of the loan No.3 was expired in April 2023. The outstanding notional amounts of the Group’s derivative instruments were maximum equal to the carrying value of syndicated loans No. 1 and No. 2 as disclosed in Note 11.2.

Schedule of valuation methods and assumptions

	Valuation		Significant unobservable	Rate
Item	technique	Valuation date	inputs	(%/annum)
CCIRS contract of the loan No.1	Discounted Cash Flow (“DCF”)	December 31, 2023	Interpolated SOFR for subsequent years	4.70 – 5.54
		June 30, 2024	Interpolated SOFR for subsequent years	5.30 – 5.52
CCIRS contract of the loan No.2	DCF	December 31, 2023	Interpolated SOFR for subsequent years	4.98 – 5.57
		June 30, 2024	Interpolated SOFR for subsequent years	5.46 – 5.54

Financial liabilities in respect of DPS2	Binomial option pricing model – Lattice model and DCF	December 31, 2023	Credit spread of the Company (i)	12.46
			Probability of expected events & expected exercise date
			Dividend yield ($) (i)	0
			Volatility (i)	66.6%
		June 30, 2024	Credit spread of the Company (i)	13.6
			Probability of expected events & expected exercise date
			Dividend yield ($) (i)	0
			Volatility (i)	63.7%
Other investments	Option Pricing Model	December 31, 2023	Volatility
		June 30, 2024	Volatility (ii)
(i)	The risk-free rates are estimated based on the curve of USD SOFR rates, swap rates, future rates as at the valuation date. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. The expected volatility at valuation date is estimated based on historical volatilities of comparable companies mirroring the remaining time to respective conversion or maturity date of the EB.
(ii)	As of 30 June 2024, the Group has 3.75% voting shares in Storedot Ltd., equivalent to 2,219,970 series D preference shares of this company which was invested in December 2021.

	Valuation		Significant unobservable	Rate
Item	technique	Valuation date	inputs	(%/annum)
CCIRS contract of the loan No.1	Discounted Cash Flow (“DCF”)	December 31, 2022	Interpolated LIBOR for subsequent years	4.41 - 4.96
		December 31, 2023	Interpolated SOFR for subsequent years	4.70 - 5.54
CCIRS contract of the loan No.2	DCF	December 31, 2022	Interpolated LIBOR for subsequent years	4.54 - 4.97
		December 31, 2023	Interpolated SOFR for subsequent years	4.98 - 5.57
CCIRS contract of the loan No.3	DCF	December 31, 2022	Interpolated LIBOR for subsequent years	4.86 - 4.89
		December 31, 2023	Interpolated SOFR for subsequent years	Expired in April 2023
Financial liabilities in respect of DPS2	Binomial option pricing model – Lattice model and DCF	December 31, 2022	Credit spread of the Company (ii)	12.46
			Probability of expected events & expected exercise date Fair value of the ordinary shares ($) (i)	3.31
			Dividend yield ($) (ii)	0
			Volatility (ii)	85% - 88%
	Binomial option pricing model – Lattice model and Available Market Price (AMP)	December 31, 2023	Credit spread of the Company (ii)	12.46
			Probability of expected events & expected exercise date
			Dividend yield ($) (ii)	0
			Volatility (ii)	66.6%
(i)	The fair value of ordinary shares as of December 31, 2022 was estimated based on the DCF method. Because there has been no public market for ordinary shares, the Company with the assistance of an independent third-party valuer has determined the fair value of ordinary shares by considering a number of objective and subjective factors, including, amongst others, operating and financial performance and trends in industry.

The fair value of the ordinary shares as of December 31, 2023 of $8.37 is determined as the market price of AMP ordinary shares as at the valuation date with the assistance of an independent third party valuer. An increase/decrease in the estimated fair value of ordinary shares would result in an increase/decrease in fair value of the Financial liabilities in respect of DPS2.

(ii)	The risk-free rates are estimated based on the curve of USD SOFR rates, swap rates, future rates as at the valuation date. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. The expected volatility at valuation date is estimated based on historical volatilities of comparable companies mirroring the remaining time to respective conversion or maturity date of the EB.